Share Capital (Narrative) (Details)	1 Months Ended								12 Months Ended
	Aug. 31, 2020 CAD ($) Share Warrant Year $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares	Nov. 30, 2018 CAD ($) Share $ / shares	Jul. 31, 2018 CAD ($) Share $ / shares	Jun. 30, 2018 CAD ($) Warrant $ / shares	Dec. 31, 2017 CAD ($) Share Warrant $ / shares shares	Nov. 30, 2017 CAD ($) Share $ / shares shares	Mar. 31, 2017 CAD ($) Warrant $ / shares	Aug. 31, 2020 CAD ($) Share Warrant Year $ / shares shares	Aug. 31, 2019 CAD ($) Share Warrant $ / shares	Aug. 31, 2018 CAD ($) Share Warrant $ / shares	Aug. 31, 2020 USD ($) Share Warrant Year shares	Aug. 31, 2017 Warrant
Disclosure of classes of share capital [line items]
Payments for finder/broker fees, commissions and commitment fees | $					$ 37,500	$ 75,000		$ 125,000
Number of warrants issued pursuant to equity offerings | Warrant									3,000,000	2,687,500	6,550,000
Weighted average exercise price of warrants issued pursuant to equity offerings									$ 0.120	$ 0.120	$ 0.135
Deferred flow-through share premium | $	$ 136,800								$ 136,800	$ 47,481	$ 52,157
Deferred Income Tax Recoveries | $									$ 47,481	$ 154,676	$ 218,232
Applicable tax rate									25.00%	25.00%	25.10%
Number of warrants outstanding | Warrant	5,197,500								5,197,500	8,257,500	6,580,000	5,197,500	9,990,000
Weighted average remaining contractual life of outstanding warrants | Year	1.2								1.2			1.2
Warrants required to be issued | Warrant	20,000								20,000			20,000
Warrants required to be issued, warrants per installment | Warrant	10,000								10,000			10,000
Share options authorised as a percentage of number of issued and outstanding common shares	10.00%								10.00%			10.00%
Number of share options exercisable in share-based payment arrangement | Share	5,416,250								5,416,250	6,147,500	7,816,250	5,416,250
Exercisable options, weighted average exercise price | $	$ 0.12								$ 0.12	$ 0.17	$ 0.31
Weighted average exercise price of share options exercised in share-based payment arrangement										$ 0.10	$ 0.11
Weighted average closing market share price of share options exercised in share-based payment arrangement | $										$ 0.075	$ 0.13
Estimated fair value of options earned | $									108,382	97,222	176,836
Estimated fair value of options earned capitalized to property, plant and equipment | $									297	$ 4,484	$ 1,825
Number of share options exercised in share-based payment arrangement | Share										200,000	50,000
Estimated fair value of options earned capitalized as exploration and evaluation assets | $									6,768	$ 13,894	$ 25,129
Estimated fair value of options earned charged to operations as general exploration expenses | $									2,284	0	596
Estimated fair value of options earned charged to operations as share based compensation expense | $									$ 99,033	$ 78,844	$ 149,286
Preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	25,000,000								25,000,000			25,000,000
Number of shares issued | shares	950								950			950
A1 Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued pursuant to equity offerings | Warrant								6,900,000
Weighted average exercise price of warrants issued pursuant to equity offerings								$ 0.23
Number of warrants outstanding | Warrant	6,900,000								6,900,000			6,900,000
Weighted average exercise price of warrants outstanding | $	$ 0.23								$ 0.23
B1 Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued pursuant to equity offerings | Warrant						6,250,000
Weighted average exercise price of warrants issued pursuant to equity offerings						$ 0.15
Number of warrants outstanding | Warrant	6,250,000								6,250,000			6,250,000
Weighted average exercise price of warrants outstanding | $	$ 0.15								$ 0.15
C1 Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued pursuant to equity offerings | Warrant					3,750,000
Weighted average exercise price of warrants issued pursuant to equity offerings					$ 0.125
Number of warrants outstanding | Warrant	3,750,000								3,750,000			3,750,000
Weighted average exercise price of warrants outstanding | $	$ 0.125								$ 0.125
US$ Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding | Warrant	6,466,513								6,466,513			6,466,513
Weighted average exercise price of warrants outstanding | $												$ 0.5223
US$ Warrants [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of warrants outstanding | $												$ 0.5095
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding | Warrant	4,575,000								4,575,000			4,575,000
Weighted average exercise price of warrants outstanding | $	$ 0.07								$ 0.07
November 2017 Private Placement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares							3,215,000
Equity issuance, price per share							$ 0.145
Proceeds from issuing shares | $							$ 1,042,175
Payments for finder/broker fees, commissions and commitment fees | $							34,560
Payments for other issuance costs | $							$ 10,192
Weighted average exercise price of warrants issued pursuant to equity offerings							$ 0.16
Deferred flow-through share premium | $							$ 32,150
Number of units issued in an equity offering | Share							4,800,000
Equity Issuance, Price per Unit							$ 0.12
Unit Price allocated to the share component							0.112
Unit Price allocated to the warrant component							0.008
Share price							0.135
Fair value of warrants issued, value per warrant							$ 0.0193
November 2017 Private Placement [Member] | Mr. Donald Bubar [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares							200,000
November 2017 Private Placement [Member] | Certain directors and officers [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares							305,000
November 2017 Private Placement [Member] | Non-transferrable compensation warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued pursuant to equity offerings | Share							288,000
Weighted average exercise price of warrants issued pursuant to equity offerings							$ 0.15
Fair value of warrants issued | $							$ 14,030
December 2017 Private Placement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares						3,737,400
Equity issuance, price per share						$ 0.145
Proceeds from issuing shares | $						$ 541,923
Payments for finder/broker fees, commissions and commitment fees | $						19,140
Payments for other issuance costs | $						$ 9,322
Number of warrants issued pursuant to equity offerings | Share						132,000
Weighted average exercise price of warrants issued pursuant to equity offerings						$ 0.15
Fair value of warrants issued | $						$ 4,475
Deferred flow-through share premium | $						$ 112,122
July 2018 Private Placement [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuance of units | $				$ 590,000
July 2018 Private Placement [Member] | FT Unit [Member]
Disclosure of classes of share capital [line items]
Deferred flow-through share premium | $				$ 76,650
Number of units issued in an equity offering | Share				3,500,000
Equity Issuance, Price per Unit				$ 0.10
Fair value of the warrant component of the Unit | $				$ 0.0040
Fair value of flow-through feature of the Flow-Through Unit | $				$ 0.0250
Flow-Through Unit price allocated to share component				$ 0.0746
Flow-Through Unit price allocated to warrant component				0.0035
Flow-Through Unit price allocated to flow-through feature				0.0219
Canadian exploration expenses amount to be renounced per Flow-Through Unit				$ 0.0999
Applicable tax rate				25.00%
July 2018 Private Placement [Member] | Non-FT Unit [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of warrants issued pursuant to equity offerings				$ 0.12
Fair value of warrants issued | $				$ 0.0119
Number of units issued in an equity offering | Share				2,400,000
Equity Issuance, Price per Unit				$ 0.10
Unit Price allocated to the share component				0.0889
Unit Price allocated to the warrant component				0.0111
Share price				$ 0.095
November 2018 Private Placement [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of warrants issued pursuant to equity offerings			$ 0.12
Fair value of warrants issued | $			$ 0.003
Number of units issued in an equity offering | Share			5,375,000
Proceeds from issuance of units | $			$ 376,250
Unit Price allocated to the share component			$ 0.069
Unit Price allocated to the warrant component			0.001
Share price			0.065
Share price necessary to reduce expiry date of warrants issued			$ 0.16
November 2018 Private Placement [Member] | Mr. Donald Bubar [Member]
Disclosure of classes of share capital [line items]
Number of units issued in an equity offering | Share			1,000,000
Equity Issuance, Price per Unit			$ 0.07
December 2018 Private Placement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		10,000,000
Equity issuance, price per share		$ 0.07
Proceeds from issuing shares | $		$ 700,000
Deferred flow-through share premium | $		$ 150,000
August 2020 Private Placement [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of warrants issued pursuant to equity offerings	$ 0.12
August 2020 Private Placement [Member] | FT Unit [Member]
Disclosure of classes of share capital [line items]
Deferred flow-through share premium | $	$ 136,800								$ 136,800
Number of units issued in an equity offering | Share	6,000,000
Equity Issuance, Price per Unit	$ 0.09
Proceeds from issuance of units | $	$ 540,000
Fair value of the warrant component of the Unit | $	0.0011
Fair value of flow-through feature of the Flow-Through Unit | $	$ 0.0225
Flow-Through Unit price allocated to share component	$ 0.0660
Flow-Through Unit price allocated to warrant component	0.0012
Flow-Through Unit price allocated to flow-through feature	0.0228
Canadian exploration expenses amount to be renounced per Flow-Through Unit	$ 0.0899
Applicable tax rate	25.00%
Expire November 1, 2021 [Member]
Disclosure of classes of share capital [line items]
Exercise price of extended warrants	$ 0.12								$ 0.12
Number of warrants extended | Warrant									1,900,000
Expire November 23, 2021 [Member]
Disclosure of classes of share capital [line items]
Exercise price of extended warrants	$ 0.12								$ 0.12
Number of warrants extended | Warrant									287,500